Deferred Tax Balances - Deferred Tax Assets (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Set-off of deferred tax liabilities pursuant to set-off provisions	$ (3,370,890)	$ (1,044,422)
Net deferred tax liabilities	0	0
Employee Benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	97,869	71,205
Accruals [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	269,178	202,824
Unrealized exchange (gain)/loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	0	342,222
Unused tax loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 3,003,843	$ 428,171